Consolidated Statement of Changes in Equity (Parenthetical) - SFr / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ordinary cash dividends paid, ordinary shares per share	SFr 0.6	SFr 0.6	SFr 0.5
Special dividends paid, ordinary shares per share		SFr 0.25	SFr 0.25